Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 97,625
2021	102,506
2022	107,632
2023	55,126
Total lease payments	362,889
Less: Imputed interest/present value discount	(25,436)
Present value of lease liabilities	337,453
Less current portion	(85,662)
Operating lease liabilities, long-term	$ 251,791